Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Commitments And Contingencies Disclosure [Abstract]
Sale-leaseback monthly payment	$ 156
Sale-leaseback period of extension	10 years
Total rental expense	$ 1,889	$ 1,817	$ 1,771